6. Concentrations (Quarterly) (Details Narrative) (Quarterly)	3 Months Ended	11 Months Ended	14 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Customer Concentration Risk [Member]
Concentration Risk	27.00%	70.00%	39.00%
Supplier Concentration Risk [Member]
Concentration Risk	100.00%	100.00%